SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 662,492
2025	422,683
2026	131,224
Total	1,216,399
Less: discount on operating lease liabilities	(119,231)
Present value of operating lease liabilities	1,097,168
Less: Current portion of operating lease liabilities	(629,325)	$ (255,845)
Non-current portion of operating lease liabilities	$ 467,843	$ 95,601